Operating Segments (Details 7)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
United States [Member]
Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset
Long-lived assets, other than financial instruments and deferred tax assets	83.00%	82.00%	85.00%
South Africa [Member]
Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset
Long-lived assets, other than financial instruments and deferred tax assets	2.00%	3.00%	3.00%
Canada [Member]
Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset
Long-lived assets, other than financial instruments and deferred tax assets	2.00%	3.00%	3.00%
Other Country [Member]
Long-lived assets, other than financial instruments and deferred tax assets, based on the location of the legal entity that owns the asset
Long-lived assets, other than financial instruments and deferred tax assets	13.00%	12.00%	9.00%